Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,179,668.23
Previously Paid Amount	0.00
Total Fee Amount	3,477.31
Total Offset Amount	0.00
Net Fee	$ 3,477.31
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A